14. Supplemental cash flow information: Schedule of Supplemental Cash Flow Information (Tables)	12 Months Ended
Jun. 30, 2020
Tables/Schedules
Schedule of Supplemental Cash Flow Information

Non-Cash Investing and		Year Ended	Year Ended	Year Ended
Financing Activities	Note	30 June 2020 $	30 June 2019 $	30 June 2018 $
Acquisition of CHI	6	-	-	700,000
Convertible debt settlement	9	-	-	668,610
Conversion of accounts payable into long-term promissory notes	10	-	100,000	-
Common shares issued in settlement of accrued and unpaid salaries	11,12	-	12,250	116,000
Reallocation of conversion rights reserve on settlement of convertible debt	9	-	-	92,966
Reallocation of share-based payment and other reserve on warrant exercise	-	-	-	26,200